Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowance, Balance at Beginning of Period	$ 23,583	$ 20,830	$ 21,748
Valuation allowance, Charged to Costs and Expenses	29,599	8,911	5,129
Valuation allowance, Deductions	(17,894)	(6,158)	(6,047)
Valuation allowance, Balance at End of Period	35,288	23,583	20,830
Restructuring Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowance, Balance at Beginning of Period			1,073
Valuation allowance, Charged to Costs and Expenses
Valuation allowance, Deductions			(1,073)
Valuation allowance, Balance at End of Period